CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (531,021)	$ (74,795)	¥ (768,990)	¥ (522,672)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation (note 23)			(5,919)	14,680
Depreciation of property, plant and equipment (note 9)	82,124	11,567	88,692	64,288
Amortization of intangible assets (note 12)	36,705	5,170	34,495	30,171
Amortization of land lease payments (note 10)	9,625	1,356	9,627	9,621
Lease expense to reduce operating lease ROU	26,683	3,758	19,322	21,720
Income from equity method investments	(20,789)	(2,928)	(17,647)	(18,163)
Change in fair value of derivative liability (note 21)	(5,207)	(733)	(1,015)	39
(Gain) loss on disposal of long-lived assets	(62)	(9)	3	0
Deferred tax expense (benefit)	(13,039)	(1,837)	(71,848)	11,257
Allowance for doubtful accounts, net	64,712	9,114	5,400	2,555
Interest and consultation expenses	165,669	23,334	120,357	73,789
Loss on disposal of subsidiaries (note 4)	638	90	61,546	0
Gain on sale of partial interests in an equity method investment	(37,498)	(5,281)	0	0
Loss from agreements termination with a cooperative hospital			204,250	0
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	36,454	5,134	644	(64,450)
Prepayments and other current assets	(149,738)	(21,090)	(130,156)	(30,908)
Inventories	44,489	6,266	(46,750)	(4,352)
Other non-current assets	1,618	228	(15)	(175)
Accounts payable	15,779	2,222	113,743	262,842
Accrued expenses and other liabilities	70,838	9,977	119,055	(2,515)
Deferred revenue	(41,179)	(5,800)	57,168	(193,464)
Income tax payable	705	99	818	(858)
Accrued unrecognized tax benefit	(15,830)	(2,230)	(6,539)	621
Operating lease liabilities	(18,147)	(2,556)	(2,935)	(13,339)
Net cash used in operating activities	(276,471)	(38,944)	(216,694)	(359,313)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of land use right			(215)	0
Investment in equity method investees			(2,300)	(61,159)
Investment in equity investments without readily determinable fair value	(100)	(14)	0	(6,439)
Acquisitions of business, net of cash acquired			0	1,569
Acquisitions of property, plant and equipment	(113,003)	(15,916)	(222,980)	(278,977)
Acquisitions of intangible assets	(4,211)	(593)	(818)	(19,712)
Deposits for the purchases of property, plant and equipment	(2,699)	(380)	(160,793)	(481,604)
Proceeds from disposal of property, plant and equipment	310	44	5,635	212,975
Proceed from agreements termination with a cooperative hospital			238,093	0
Proceeds from principal portion of direct financing leases			7,536	31,525
Cash distribution from equity method investments	12,022	1,693	5,101	15,863
Proceeds from disposal of certain percentage of an equity method investment	60,000	8,451	0	0
Redemption of available-for-sale debt securities			11,949	19,978
Net cash used in investing activities	(47,681)	(6,715)	(118,792)	(565,981)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	337,695	47,563	217,470	126,112
Proceeds from long-term bank and other borrowings	110,000	15,493	422,765	386,635
Proceeds from convertible note (note 22)				20,000
Borrowings from related parties (note 25)	22,150	3,120	220,369	24,432
Repayment to related parties (note 25)	(61,777)	(8,701)	(82,915)	(80,886)
Repayment of short-term bank and other borrowings	(442,858)	(62,375)	(197,598)	(24,706)
Repayment of long-term bank and other borrowings	(7,561)	(1,065)	(197,003)	(206,057)
Purchase of subsidiary shares from noncontrolling interests			0	(4,581)
Capital injection from a noncontrolling interests in a subsidiary	300,004	42,255		1,500
Proceeds from issuance of contingently redeemable noncontrolling interests of a subsidiary				400,000
Net cash generated from financing activities	257,653	36,290	383,088	642,449
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	(2,425)	(338)	(47,170)	(4,639)
Net increase (decrease) in cash	(68,924)	(9,707)	432	(287,484)
Cash and cash equivalents and restricted cash at beginning of the year	159,343	22,443	158,911	446,395
Cash and cash equivalents and restricted cash at end of the year	90,419	12,736	159,343	158,911
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	58,139	8,189	158,283	157,386
Restricted cash, current portion	32,280	4,547	1,060	1,387
Restricted cash, noncurrent portion				138
Total cash and cash equivalents and restricted cash	90,419		159,343	158,911
Supplemental schedule of major cash flows information:
Income tax paid	(898)	(126)	(3,013)	0
Interest paid	(152,359)	(21,459)	(145,257)	(134,180)
Supplemental schedule of major non-cash activities:
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	5,812	819	257,440	460,078
Acquisition of property, plant and equipment, construction in progress and other intangible assets included in accrued expense and other liabilities	¥ 285,358	$ 40,192	¥ 2,181	¥ 99,406